SHEPMYERS INVESTMENT COMPANY


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS



                                  June 30, 1999



                                  P.O. Box 339
                           Hanover, Pennsylvania 17331

                   [SHEPMYERS INVESTMENT COMPANY LETTERHEAD]


August 31, 1999


Dear Shareholder:

     We are pleased to send you the Semi-Annual Report, which reflects the Company's financial position as of June 30, 1999.

     The economy should continue to move forward over the next several months with GDP final demand growing around a 4% pace. Consumers are likely to sustain spending at a strong rate as employment remains high and consumer confidence is at near record levels. Some hints of slower economic growth are beginning to appear but the evidence is far from overwhelming. The recent shift toward a more positive yield curve is a sign that investor expectations are shifting from a deflationary to an inflationary bias.

     Over the past six months, the yield on the 20 Year Municipal Bond Buyer Index has risen from 5.03% at year-end 1998 to 5.23% at June 30, 1999. We maintain our long-standing emphasis on managing a well-diversified portfolio of high quality municipal securities. As of June 30, 1999 our portfolio had an average maturity of 7.23 years with the longest maturity being 15 years. In addition, over 96.4% of the assets were rated "AA" or higher by either Standard and Poor's or Moody's Investor Services, Inc. None of the securities in the portfolio received less than an A2 rating by either of the two rating agencies.

     We appreciate the confidence you have shown in the Board and welcome your comments.


Sincerely,

/s/ Paul E. Spears
-----------------------------------
Paul E. Spears
President and Chairman of the Board


PES:tsw

                       STATEMENT OF ASSETS AND LIABILITIES

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999
                                   (unaudited)

ASSETS
------

Investments at market value - (cost $14,924,550)                   $15,108,492
Cash                                                                     1,000
Accrued interest receivable                                            196,875
Prepaid expenses                                                         2,600
                                                                   -----------
           TOTAL ASSETS                                             15,308,967
                                                                   -----------
LIABILITIES
-----------

Investment purchases payable                                            99,800
Dividends declared - Note 2                                            230,460
Accrued liabilities - Note 3                                            35,567
                                                                   -----------
           TOTAL LIABILITIES                                           365,827
                                                                   -----------

           NET ASSETS at market, applicable to
           768,238 outstanding common shares,
           equivalent to $19.45 a share - Note 5                   $14,943,140
                                                                   ===========
See notes to financial statements.

                                   INVESTMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999
                                   (unaudited)

Principal
  Amount               Description                                 Market Value
---------              -----------                                 ------------

          HOUSING FINANCE AGENCY BONDS - 5.06%

$100,000  Oregon State Housing and Community Service Depart-
            ment, Single Family Mortgage, 4.20%, due 7/1/99            $100,000

 400,000  Pennsylvania Housing Finance System, Single Family
            Mortgage, Series S, 7.25%, due 10/1/03                      416,000

 250,000  Alaska State Housing Finance Corporation, 4.80%,
            due 6/1/09, callable 6/1/08 at 101                          248,750
                                                                       --------
              TOTAL HOUSING FINANCE AGENCY BONDS                        764,750
                                                                       --------
          GENERAL OBLIGATION BONDS - 61.04%

 300,000  Dauphin County, Pennsylvania, 4.90%, due 3/15/00              302,070

 200,000  Pleasant Valley Pennsylvania School District,
            6.00%, due 3/15/07, pre-refunded 3/15/00 at 100 (MBIA)      203,260

 350,000  Montgomery County Pennsylvania, 5.20%, due 10/15/07,
            pre-refunded 10/15/00 at 100                                355,530

500,000   Washington Suburban Sanitation District, Maryland Water
            Supply, 6.80%, due 6/1/05, pre-refunded 6/1/01 at 102       534,350

 300,000  New Mexico State Severence, 5.20%, due 7/1/01,
            callable 7/1/99 at 100                                      300,060

 215,000  Utah State Municipal Finance Coop, Salt Lake, 6.90%
            due 3/1/02, callable 3/1/00 at 100
            (LOC - Government Revenue Pool)                             224,396

 155,000  Cambria County Pennsylvania, 5.20%, due 8/15/02 (FGIC)        158,875

 300,000  Haverford Township Pennsylvania School District,
            (Delaware County), 6.00%, due 6/1/09, pre-refunded
            6/1/04 at 100 (FGIC)                                        320,700

 350,000  Erie County Pennsylvania, 4.90%, due 7/1/04                   349,300

 225,000  Wilkes-Barre Pennsylvania School District, (Luzerne
            County), 6.00%, due 4/1/08, pre-refunded 10/1/04 at 100
            (FGIC)                                                      241,470

 200,000  Seneca Valley Pennsylvania School District, 5.50%,
            due 2/15/09, pre-refunded 8/15/05 at 100                    210,100

 250,000  Wissahickon Pennsylvania School District,
            4.75%, due 11/15/05, callable 11/15/02 at 100               252,075

 510,000  Indiana Municipal Bond Bank, 6.75%, due 1/1/06
            (LOC Sumitoma Bank, Ltd.), callable 1/1/01 at 102           532,491

 225,000  Tunkhannock Area School District, Wyoming County,
            Pennsylvania, 4.45%, due 7/15/06 (AMBAC)                    222,413

 See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999
                                   (unaudited)

 Principal
  Amount               Description                                 Market Value
---------              -----------                                 ------------

          GENERAL OBLIGATION BONDS - 61.04% - Continued

$210,000  Delaware County, Pennsylvania, 5.35%, due 10/1/08,
            pre-refunded 10/1/06 at 100 (MBIA)                       $  219,072

 210,000  Beaver County, Pennsylvania, 5.30%, due 10/1/10,
            pre-refunded 10/1/06 at 100 (MBIA)                          221,004

 150,000  Kane, Cook & DuPage Counties, Illinois School District
            No. 46, 4.45%, due 1/1/07 (FSA)                             147,270

 185,000  Greenville, South Carolina, 4.00%, due 4/1/07                 177,360

 225,000  Johnson County, Kansas, 4.00%, due 9/1/07,
            callable 9/1/06 at 100                                      214,200

 195,000  Shaler, Pennsylvania School District, 4.30%,
            due 10/1/07 (FSA)                                           189,209

 170,000  Reading, Pennsylvania, 4.50%, due 11/15/07
            callable 11/15/05 at 100 (AMBAC)                            167,229

 275,000  Nevada State Capital Improvement, 4.10%, due 4/15/08          262,515

 250,000  Dauphin County Pennsylvania General Authority Subscriber,
            4.95%, due 6/1/26, callable 6/1/05 at
            100, putable 6/2/08                                         249,375

 300,000  Minneapolis, Minnesota Special School District,
            No. 1, 4.20%, due 2/1/09, callable 2/1/07 at 100            285,540

 100,000  Montgomery County, Pennsylvania, 4.60%, due 7/15/09            97,780

 290,000  Ephrata, Pennsylvania School District, 5.40%,
            due 10/1/09, callable 10/15/01 at 100 (FGIC)                297,859

 275,000  Shippenensburg, Pennsylvania, 5.00%, due 11/15/09
            callable 11/15/02 at 100 (FGIC)                             275,000

 125,000  Berks County, Pennsylvania, 5.00%, due 5/15/10,
            callable 5/15/03 at 100 (FGIC)                              124,688

 200,000  Connecticut State, 5.30%, due 10/15/10,
            callable 5/15/06 at 101                                     204,360

 325,000  Port Houston Authority, Harris-County Texas, 5.00%,
            due 10/1/10, callable 10/1/07 at 100                        324,188

 240,000  North Penn, Pennsylvania School District, 4.60%,
            due 9/1/11, callable 9/1/09 at 100 (FSA)                    230,711

 310,000  Girard, Pennsylvania School District, 4.55%,
            due 11/15/11                                                296,452

 100,000  Arlington Heights, Illinois, 5.00%, due 12/1/11,
            callable 12/1/05 at 100                                      98,830

 250,000  Commonwealth of Pennsylvania, 5.375%, due 4/15/12,
            callable 4/15/03 at 101.5                                   253,400

 400,000  North Penn, Pennsylvania School District, 4.60%,
            due 9/1/13, callable 9/1/09 at 100 (FSA)                    383,000

 300,000  Armstrong, Pennsylvania School District, 5.00%,
            due 9/15/14, callable 9/15/04 at 100 (FGIC)                 296,100
                                                                     ----------
              TOTAL GENERAL OBLIGATION BONDS                          9,222,232
                                                                     ----------
See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999
                                   (unaudited)

 Principal
  Amount               Description                                 Market Value
---------              -----------                                 ------------

          SPECIAL OBLIGATION BONDS - 2.01%

$300,000  Pennsylvania Intergovernmental Coop Authority
            (City of Philadelphia), Special Tax Revenue, 4.70%,
            due 6/15/01                                              $  303,060
                                                                     ----------
          REVENUE BONDS - 27.60%

 250,000  Kane County, Illinois Public Buildings, Elgin College,
            6.80%, due 12/1/02, pre-refunded 12/1/99 at 100             253,025

 125,000  East Penn Pennsylvania School District, 5.45%,
            due 11/15/11, pre-refunded 5/15/02 at 100 (MBIA)            129,063

 275,000  East Penn Pennsylvania School District, 5.45%,
            due 11/15/13, pre-refunded 5/15/02 at 100 (MBIA)            284,680

 300,000  Pennsylvania State Certificates of Participation,
            Lease Revenue, 4.90%, due 7/1/02 (AMBAC)                    304,710

 250,000  Lancaster County Pennsylvania Vo-Tech School Authority,
            6.50%, due 2/15/07, pre-refunded 2/15/04 at 100             271,500

 450,000  Chester County Pennsylvania Health and Educational
            Authority, Main Line Facility Health System Revenue,
            4.90%, due 5/15/04                                          452,744

 200,000  Allegheny County, Pennsylvania Hospital Authority,
            (Children Hospital), 4.85%, due 7/1/05 (MBIA)               200,540

 175,000  State Public Schools Pennsylvania College Revenue
            (Harrisburg Community), 5.10%, due 4/1/06 (MBIA)            179,813

 200,000  Tennessee State LOC Development Authority, 4.75%,
            due 3/1/08, callable 3/1/06 at 100 (MBIA)                   199,500

 200,000  Salt River Project Arizona Agricultural and Power Electric
            System, 5.00%, due 1/1/10, callable 1/1/99 at 100           189,525

 200,000  Kentucky State Property and Building, 5.00%,
            due 9/1/10, callable 9/1/03 at 102                          199,500

 200,000  Lincoln Nebraska Electric System, 5.25%, due 9/1/11           201,060

 200,000  Madison Wisconsin Sewer System, 5.00%, due 12/1/11,
            callable 12/1/06 at 100                                     197,660

 350,000  Lancaster County Pennsylvania Area Sewer, 5.50%,              353,044
            due 4/1/12 (MBIA)

 200,000  Governor Mifflin, Pennsylvania School District, 5.40%
            due 9/15/12, callable 9/15/03 at 100 (AMBAC)                200,840

 450,000  Florida Board of Education, 5.30%, due 6/1/13,
            callable 6/1/03 at 101                                      452,745

 100,000  Virginia Resources Authority, 5.25%, due 10/1/13,
            callable 10/1/03 at 102                                     100,010
                                                                     ----------
              TOTAL REVENUE BONDS                                     4,169,959
                                                                     ----------

See notes to financial statements.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999
                                   (unaudited)

 Principal
  Amount               Description                                 Market Value
---------              -----------                                 ------------

          SHORT-TERM INVESTMENTS - at cost, approximating market - 4.29%

Shares
------

 648,491  Muni Fund Portfolio of Municipal Funds for
            Temporary Investment                                        648,491
                                                                    -----------
                TOTAL SHORT-TERM INVESTMENTS                            648,491
                                                                    -----------
              TOTAL INVESTMENTS -100.00% (cost $14,924,550)         $15,108,492
                                                                    ===========

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                          SHEPMYERS INVESTMENT COMPANY

                     FOR THE SIX MONTHS ENDED JUNE 30, 1999
                                   (unaudited)
INVESTMENT INCOME
-----------------
   Interest                                                          $395,574

EXPENSES
--------
   Investment advisory fees -- Note 3                                  12,500
   Custodian fees                                                       5,025
   Transfer and dividend disbursing agent fees                          2,478
   Legal and professional fees - Note 3                                14,850
   Officers' salaries and directors' fees - Note 3                     15,750
   Capital stock tax                                                    1,200
   Clerical                                                             1,250
   Insurance                                                            1,250
   Miscellaneous                                                        6,887
                                                                     --------
                                                                       61,190
                                                                     --------
         NET INVESTMENT INCOME                                        334,384
                                                                     --------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS NOTE 4
---------------------------------------------------------
  Net realized gains on investment transactions                        48,011
  Net unrealized depreciation of investments                         (465,784)
                                                                     --------
                                            NET LOSS ON INVESTMENTS  (417,773)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(83,389)
                                                                     ========

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                          SHEPMYERS INVESTMENT COMPANY

                                                   For the Six    For the Year
                                                   Months Ended       Ended
                                                  June 30, 1999    December 31,
                                                   (unaudited)         1998
                                                  -------------   -------------
CHANGES RESULTING FROM OPERATIONS
---------------------------------
   Net investment income                         $   334,384        $   705,576
   Net realized gains from investment
    transactions                                      48,011              8,775
   Net unrealized (depreciation)/
    appreciation of investments                     (465,784)            99,691
                                                 -----------        -----------
           Net (decrease)/increase in net assets
           resulting from operations                 (83,389)           814,042

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------
   Dividends from net investment income             (591,543)          (729,853)
   Dividends from realized capital gains               --               (18,026)
                                                 -----------        -----------
    Total (decrease)/increase in net assets         (674,932)            66,163

NET ASSETS
----------
   Beginning of year                              15,618,072         15,551,909
                                                 -----------        -----------
   End of period/year (including
   (overdistributed)/undistributed net
   investment income of
   $(12,139) and $245,020, respectively)         $14,943,140        $15,618,072
                                                 ===========        ============

See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

                          SHEPMYERS INVESTMENT COMPANY

                                                  For the Six
                                                 Month Period
                                                     Ended               For the Year Ended December 31,
                                                 -------------   ------------------------------------------------
                                                 June 30, 1999    1998       1997       1996      1995      1994
                                                 -------------   ------     ------     ------    ------    ------
                                                  (unaudited)
PER SHARE DATA (for a share outstanding
  throughout the indicated year/period)

Net asset value, beginning of year                    $20.33     $20.24     $20.25     $20.49    $19.81    $20.82
  Income from operations:
          Investment income                              .51       1.06       1.10       1.15      1.16      1.15
          Expenses                                       .08        .14        .15        .15       .14       .15
                                                      ------     ------     ------     ------    ------    ------
 Net investment income                                   .43        .92        .95       1.00      1.02      1.00
 Net realized and unrealized
   gain/(loss) on investments                           (.54)       .14        .08       (.21)      .67      (.95)
                                                      ------     ------     ------     ------    ------    ------
Total from investment operations                        (.11)      1.06       1.03        .79      1.69       .05
                                                      ------     ------     ------     ------    ------    ------
Less distributions:
 Dividends from net investment
   income                                               (.77)      (.95)      (.99)     (1.03)    (1.01)    (1.06)
 Distributions from net realized
   investment transactions                               --        (.02)      (.05)        -         -         -
                                                      ------     ------     ------     ------    ------    ------
Total distributions                                     (.77)      (.97)     (1.04)     (1.03)    (1.01)    (1.06)
                                                      ------     ------     ------     ------    ------    ------
Net asset value, end of year/period                   $19.45     $20.33     $20.24     $20.25    $20.49    $19.81
                                                      ======     ======     ======     ======    ======    ======
TOTAL RETURN BASED ON NET ASSET VALUE (1)              (.62%)      5.24%      5.09%      3.80%     8.58%      .10%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of year/period
       (in thousands)                                $14,943    $15,618    $15,552    $15,556   $15,745   $15,220
     Ratio of expenses to average
        net assets                                       .40%       .72%       .75%       .75%      .72%      .73%
     Ratio of net investment income
         to average net assets                          2.11%      4.50%      4.78%      4.99%     5.10%     5.02%
     Portfolio turnover rate                            6.92%     14.52%     21.71%     12.61%    11.00%    12.68%
     Number of shares outstanding at
         end of year/period                          768,238    768,238    768,238    768,238   768,238   768,238


(1) Total return based on market price has not been disclosed due to lack of market price information.

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management company and intends to meet the requirements of a regulated investment company as defined under Subchapter M of the Internal Revenue Code. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

The Company's investment objective is to seek a high level of income and capital gains, net of federal income tax as is consistent with the preservation of capital. The Company will invest primarily in tax-exempt obligations, but may also own taxable obligations, preferred stock (including convertible preferred stock), other fixed-income securities and common stocks (including warrants and rights to purchase common stock). The relative proportions of the types of the Company's portfolio securities will vary from time to time but not less than 50% of the portfolio will be invested in obligations issued by states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, duly constituted authorities and corporations, the interest on which is exempt from federal income tax in the opinion of bond counsel to the issuers.

Valuation of Investments: Investments are valued based on prices furnished by an independent pricing service. This service determines the valuations based on valuations for normal institutional size trading units of debt securities. In most instances, these valuations represent the mean between the most recently quoted bid and ask prices. In the event that market quotations are not readily available, securities are valued at their fair value by the investment advisor under the supervision and responsibility of the Company's Board of Directors. These valuations are believed to accurately reflect the fair market value of such securities.

Recording of Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividends and distributions to shareholders are recorded on the declaration date.

Determination of Realized Gains or Losses from Investment Transactions:
Realized gains or losses from investment transactions are calculated on the identified cost basis.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Federal Income Tax: It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and realized net gain from investment transactions to its shareholders and, accordingly, no provision has been made for Federal income taxes.

Investment Income: The Company records interest income on the accrual basis. In computing net investment income, the Company amortizes premium over the life of the security, unless said premium is in excess of any call price, in which case the excess is amortized to the earliest call date. Original issue discount is accreted over the life of the security.

NOTE 2 - DIVIDENDS

On both May 3, 1999 and June 21, 1999 the Board of Directors declared a cash dividend from net investment income of $.15 per share. The dividends are payable on July 1, 1999 and October 1, 1999 to shareholders of record on June 1, 1999 and September 1, 1999, respectively.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory agreement provides that the Company will pay to the Investment Advisor, as compensation for services provided, a fee at an annual rate of $25,000. At June 30, 1999, $6,250 is payable.

An officer of the Company is a partner in a law firm that provides legal services to the Company. Fees for these services aggregated $8,500 for the six months ended June 30, 1999, of which $4,250 is payable at June 30, 1999.

                          SHEPMYERS INVESTMENT COMPANY

                                  JUNE 30, 1999

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
         AFFILIATES (continued)

The Board of Directors has resolved that each director be paid $250 per meeting attended plus an annual fee of $600, and that the Chairman of the Board be paid an annual consulting fee of $15,000 and other officers an annual salary of $100 from the income of the Company as compensation for their services. Directors and officers are reimbursed by the Company for out-of-pocket expenses incurred in attending meetings of the Board of Directors.

NOTE 4 - COST, PURCHASES, AND SALES OF SECURITY INVESTMENTS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, aggregated $1,043,473 and $1,322,600, respectively, during the six months ended June 30, 1999.

At June 30, 1999, the cost of investment securities owned is the same for financial reporting and federal income tax purposes. Net unrealized appreciation of investment securities is $183,942 (aggregate gross unrealized appreciation of $286,232 less aggregate gross unrealized depreciation of $102,290).

NOTE 5 - COMPONENTS OF NET ASSETS

The components of net assets at June 30, 1999 are as follows:

Common Stock--par value $.50 per share,
   768,238 shares issued and outstanding,
   (2,000,000 shares authorized); and
   capital paid-in                                                  $14,723,326
Overdistributed net investment income                                   (12,139)
Undistributed net realized gains on
   investment transactions                                               48,011
Net unrealized appreciation of investments                              183,942
                                                                    -----------
                                  NET ASSETS                        $14,943,140
                                                                    ===========

                          SHEPMYERS INVESTMENT COMPANY

                 MATTERS SUBMITTED TO SHAREHOLDERS FOR APPROVAL
                                   (unaudited)

At the annual meeting of shareholders, the following matters were submitted to the shareholders, and the results of their voting is as follows:

1. Approval of Directors

     Name of Candidate                In Favor         Aqainst          Abstain
     -----------------                --------         -------          -------
     P.E. Spears                      544,548             33               0
     G.P. King                        544,548             33               0
     L.S. DeVan                       544,548             33               0
     J.M. Fuss                        544,548             33               0
     R.E. Lemmon, Jr.                 544,548             33               0
     R.P. Myers                       544,548             33               0
     P.F. Spears                      544,348            233               0
     J.F. Thompson, III               544,548             33               0
     C.D. Weber                       544,548             33               0

2. Continuation of existing investment advisory agreement

                                      544,548              0              33

3. Selection of Beard & Company, Inc. as Independent Certified Public
   Accountants

                                      544,548              0              33

SHEPMYERS INVESTMENT COMPANY
Semi-Annual Report to Shareholders
Notes to Financial Statements


Change of Accountants

On February 1, 1999, Ernst & Young LLP ("Ernst & Young") resigned as the Company's independent accountants. During the Company's two most recent fiscal years ended December 31, 1998 and 1997, Ernst & Young's reports on the Company's financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Company's two most recent fiscal years ended December 31, 1998 and 1997 and the interim period commencing January 1, 1999 and ending February 1, 1999, there were no disagreements with Ernst & Young on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. During the Company's two most recent fiscal years and the subsequent interim period ended February 1, 1999, there were no events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On February 18, 1999, the Company by action of its Board of Directors, including a majority of the members of the Board of Directors who are not "interested persons" of the Company (as defined in the 1940 Act), selected Beard & Company Inc. ("Beard & Company") as the independent accountants to audit the Company's financial statements for the fiscal year ending December 31, 1999. During the Company's two most recent fiscal years ended December 31, 1998 and 1997 and the subsequent interim period ended February 1, 1999, neither the Company nor anyone on its behalf has consulted Beard & Company on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Company's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

                               CORPORATE DIRECTORY


DIRECTORS AND OFFICERS

P.E. Spears*
     President and Chairman of the Board

G.P. King*
     Vice President and Treasurer

W.B. McConnel, III
     Secretary

L.S. DeVan*
J.M. Fuss*
R.E. Lemmon, Jr.*
R.P. Myers*
P.F. Spears*
J.F. Thompson, III*
C.D. Weber*
                                                                       *Director

AUDITOR

Beard & Company Inc.
     Reading, Pennsylvania

COUNSEL

Drinker Biddle & Reath LLP
     Philadelphia, Pennsylvania

INVESTMENT ADVISOR

The Rittenhouse Trust Company
     Radnor, Pennsylvania

CUSTODIAN, TRANSFER AGENT, REGISTRAR & DIVIDEND DISBURSING AGENT

Investors Trust Company
     Wyomissing, Pennsylvania